Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2023
Selected Statements of Operations Data [Abstract]
Schedule of Revenues by Geographic Region	Revenues by geographic region are as follows:
	Year ended December 31,
	2023	2022	2021

North America	$31,829	$22,943	$21,777
Asia (*)	9,786	12,513	14,686
Latin America	1,266	2,959	1,071
EMEA (including Israel)	8,719	7,636	2,748
	$51,600	$46,051	$40,282
(*)	Includes Japan which accounted for more than 10% of the Company’s revenues in all years presented.

Schedule of Major Customer Data as a Percentage of Total Revenues	Major customer data as a percentage of total revenues:
	Year ended December 31,
	2023		2022	2021
	%
A	52		49	52
B (*)	24		28	26
C	(**	)	5	10
	76%		82%	88%
(*)	For the year ended December 31, 2023, operating both in Asia and EMEA.
(**)	Less than 1%.

Schedule of Long-Lived Assets	Long-lived assets by geographic areas:
	Year ended December 31,
	2023	2022

Israel	$1,573	$2,302
United States	577	746
Other	299	419
Total long-lived assets (1)	$2,449	$3,467
(1)	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.

Schedule of Financial Income, Net	Financial income, net:
	Years ended December 31,
	2023	2022	2021

Financial Income:
Interest income	$4,304	$1,778	$666
Foreign currency exchange gain	730	1,313	250
	5,034	3,091	916
Financial expenses:
Bank charges	(135)	(16)	(15)
Foreign currency exchange loss	(342)	(1,059)	(547)
	(477)	(1,075)	(562)
	$4,557	$2,016	$354

Schedule of Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share	The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:
	Years ended December 31,
	2023	2022	2021
Numerator:
Numerator for basic net income per Ordinary Share	$3,713	$(2,257)	$(5,263)
Numerator for dilutive net income (loss) per Ordinary Share	$3,713	$(2,257)	$(5,263)

Denominator:
Denominator for basic net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	15,098,642	14,525,449	14,124,404
Effect of dilutive securities:
Share-based compensation granted	199,305	-	-
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	15,297,947	14,525,449	14,124,404